Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	March 31, 2023	December 31, 2022
Buildings and leasehold improvements	$95,519	$19,778
Computer hardware	2,094	3,112
Tooling, machinery, and equipment	235,290	9,542
Vehicles	337	337
Computer software	4,125	4,212
Construction in process	120,971	392,935
Less: Accumulated depreciation	(11,812)	(12,113)
Total property and equipment, net	$446,524	$417,803

	2022	2021
Buildings	$19,395	$14,180
Computer hardware	3,112	3,051
Tooling, machinery and equipment	9,542	8,868
Vehicles	337	337
Computer software	4,212	1,032
Leasehold improvements	383	297
Construction in process	392,935	275,048
Less: Accumulated depreciation	(12,113)	(9,678)
Total property and equipment, net	$417,803	$293,135